Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments

Future minimum lease commitments under noncancelable operating leases at September 30, 2019 are presented below:

Commitment
(In thousands)
Year
2019	$160
2020	970
2021	1,275
2022	1,312
2023	1,349
Thereafter	5,020

Total	$10,086

Future minimum lease commitments under noncancelable operating leases at December 31, 2018 are presented below (in thousands):

Year	Commitment
2019	$538
2020	654
2021	672
2022	689
2023	474
2024	111

Total	$3,138